PowerShares by Invesco 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

  CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 660 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 660 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission February 28, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

800 983 0903    powershares.com    @PowerShares

Schedule A

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio (f/k/a PowerShares S&P 500 Value Portfolio)

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares S&P 500 High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Minimum Variance Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio